SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts	$ 3,500		$ 3,500		$ 105,000	$ 79,250
Deposits in excess of FDIC limits	0		0		0	0
Advertising costs	30,052	$ 41,735	72,067	$ 105,506	134,217	223,728
Research and development expenses	$ 35,759	$ 107,460	$ 94,765	$ 159,030	$ 450,722
Stock options, outstanding	793,850	478,850	793,850	478,850	478,850	478,500
Stock options vested and exercisable	557,600	355,100	557,600	355,100	396,350	231,000
Description of likelihood settlement			The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.		The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Restricted cash						$ 50,000
Warrant [Member] | On January 1, 2018 [Member]
Anti-dilutive provisions liability			$ 175,975
Furniture And Other Equipment [Member]
Property plant and equipment estimated useful lives			5 years		5 years